Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

June 30, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,314	$3,314

June 30, 2022	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,221	$3,221

Schedule of assets and liabilities exposed to currency risk

	June 30, 2023	June 30, 2022
	$	$
Cash	42,745	106,802
Accounts payable	(5,926)	(3,432)